Share Capital and Other Components of Equity - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 15, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 01, 2024 shares	Dec. 31, 2021 shares
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued			86,539,559		92,152,893
Common Shares
Share Capital And Other Components Of Equity [Line Items]
Common stock voting rights (vote per share) | Vote		1
Number of shares issued		84,441,733	86,539,559		92,152,893
Excess of purchase price charged to retained earnings as share repurchase premium | $		$ 259.7	$ 499.4
Quarterly dividends declared per share | $ / shares		$ 1.45	$ 1.16
Dividend payables | $		$ 124.3	$ 102.6
Dividend payable date		Apr. 15, 2024
Dividend payable of record date		Mar. 29, 2024
Common Shares | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Number of shares repurchased and cancelled		785,140
Number of shares repurchased		2,609,900	6,368,322
Weighted average price per share repurchased common shares | $ / shares		$ 110.36	$ 89.19
Total purchase price of common shares | $		$ 288.0	$ 568.0
Common Shares | Events After Reporting Period
Share Capital And Other Components Of Equity [Line Items]
Quarterly dividends declared per share | $ / shares	$ 0.4
Dividend payables | $	$ 33.8
Common Shares | Events After Reporting Period | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Authorized to repurchase for cancellation of shares				7,161,046